Property, plant and equipment - Summary of Property, plant and equipment (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₨ 340,645	₨ 299,402
Charge for the year	10,615	9,865	₨ 8,187
Property, plant and equipment	342,036	340,645	299,402
Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,890	8,705
Property, plant and equipment	10,531	9,890	8,705
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	312,613	274,169
Property, plant and equipment	320,865	312,613	274,169
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47	50
Property, plant and equipment	56	47	50
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79	99
Property, plant and equipment	57	79	99
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35	36
Property, plant and equipment	29	35	36
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40	40
Property, plant and equipment	37	40	40
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	42	34
Property, plant and equipment	56	42	34
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,899	16,269
Property, plant and equipment	10,405	17,899	16,269
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	371,873	320,738
Additions during the year	54,573	98,947
Adjustments during the year	(290)	(312)
Disposals during the year	(286)	(127)
Capitalised during the year	(30,176)	(47,373)
Acquisition of subsidiaries	2,560
Disposal of subsidiary	(14,999)
Property, plant and equipment	383,255	371,873	320,738
Cost | Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,890	8,705
Additions during the year	603	1,258
Adjustments during the year	(19)	(73)
Acquisition of subsidiaries	57
Property, plant and equipment	10,531	9,890	8,705
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	343,679	295,406
Additions during the year	31,179	48,419
Adjustments during the year	(265)	(51)
Disposals during the year	(242)	(95)
Acquisition of subsidiaries	2,500
Disposal of subsidiary	(14,998)
Property, plant and equipment	361,853	343,679	295,406
Cost | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65	65
Additions during the year	12
Property, plant and equipment	77	65	65
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	130	124
Additions during the year	5	6
Property, plant and equipment	135	130	124
Cost | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67	56
Additions during the year	9	12
Adjustments during the year	(1)
Disposals during the year	(1)	(1)
Acquisition of subsidiaries	1
Disposal of subsidiary	(1)
Property, plant and equipment	74	67	56
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	57	49
Additions during the year	7	8
Acquisition of subsidiaries	1
Property, plant and equipment	65	57	49
Cost | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	86	64
Additions during the year	33	26
Adjustments during the year	(1)
Disposals during the year	(4)	(4)
Acquisition of subsidiaries	1
Disposal of subsidiary	0
Property, plant and equipment	115	86	64
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,899	16,269
Additions during the year	22,725	49,218
Adjustments during the year	(4)	(188)
Disposals during the year	(39)	(27)
Capitalised during the year	(30,176)	(47,373)
Property, plant and equipment	10,405	17,899	16,269
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,228	21,336
Adjustments during the year		0
Disposals during the year	(40)	(5)
Disposal of subsidiary	(616)
Charge for the year	10,615	9,865
Depreciation capitalised during the year	32	32
Property, plant and equipment	41,219	31,228	21,336
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,066	21,237
Adjustments during the year		0
Disposals during the year	(35)	0
Disposal of subsidiary	(615)
Charge for the year	10,568	9,827
Depreciation capitalised during the year	4	2
Property, plant and equipment	40,988	31,066	21,237
Accumulated depreciation | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18	15
Charge for the year	3	3
Property, plant and equipment	21	18	15
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	51	25
Charge for the year	14	11
Depreciation capitalised during the year	13	15
Property, plant and equipment	78	51	25
Accumulated depreciation | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32	20
Disposals during the year	(1)	(1)
Disposal of subsidiary	(1)
Charge for the year	9	7
Depreciation capitalised during the year	6	6
Property, plant and equipment	45	32	20
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17	9
Charge for the year	9	6
Depreciation capitalised during the year	2	2
Property, plant and equipment	28	17	9
Accumulated depreciation | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44	30
Disposals during the year	(4)	(4)
Disposal of subsidiary	0
Charge for the year	12	11
Depreciation capitalised during the year	7	7
Property, plant and equipment	₨ 59	₨ 44	₨ 30